Intangible Assets (Details) - USD ($)	1 Months Ended					12 Months Ended
	Apr. 30, 2025	Aug. 31, 2023	Mar. 31, 2023	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Impairment to the intangible assets (in Dollars)
Amortization expense for patents (in Dollars)						1,807,987	$ 636,353
Patents [Member]
Intangible Assets [Line Items]
Purchase price (in Dollars)			$ 3,300,000	$ 92,000	$ 550,000
Useful lives					11 years
Amortization expense for patents (in Dollars)						$ 1,808,000	$ 636,000
Hewlett Packard Enterprise [Member] | Patents [Member]
Intangible Assets [Line Items]
Purchase price (in Dollars)				$ 350,000
Koji Yoden [Member] | Patents [Member]
Intangible Assets [Line Items]
Purchase price (in Dollars)		$ 30,000
Research LLC [Member] | Patents [Member]
Intangible Assets [Line Items]
Purchase price (in Dollars)	$ 9,000,000
Useful lives	5 years
Minimum [Member]
Intangible Assets [Line Items]
Useful lives				2 years
Minimum [Member] | Patents [Member]
Intangible Assets [Line Items]
Useful lives			5 years	2 years		1 year
Minimum [Member] | Koji Yoden [Member] | Patents [Member]
Intangible Assets [Line Items]
Useful lives		9 years
Maximum [Member]
Intangible Assets [Line Items]
Useful lives				9 years
Maximum [Member] | Patents [Member]
Intangible Assets [Line Items]
Useful lives			15 years	4 years		10 years
Maximum [Member] | Koji Yoden [Member] | Patents [Member]
Intangible Assets [Line Items]
Useful lives		10 years